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1933 Act Rule 485(b)
1933 Act File No. 333-111986
1940 Act File No. 811-21475

December 29, 2009

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	RBC Funds Trust
File Nos. 333-111986 and 811-21475

Ladies and Gentlemen:

          Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR is a Post-Effective Amendment to the Registration Statement on Form N-1A (the “Amendment”) of RBC Funds Trust (the “Registrant”), relating to the RBC Mid Cap Value Fund.

          This Amendment is being filed to make certain non-material changes including responding to comments conveyed by the Registrant’s examiner concerning the post-effective amendment filed pursuant to Rule 485(a)(2) under the 1933 Act on October 16, 2009. In our judgment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the 1933 Act. The Amendment is proposed to go effective on December 31, 2009, and it will extend from December 30, 2009 to December 31, 2009 the effective date of the post-effective amendment for the RBC Mid Cap Value Fund filed on October 16, 2009 under Rule 485(a) under the 1933 Act.

          Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Michael P. O’Hare
Michael P. O’Hare